6. NOTES AND LOANS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2013
Notes And Loans Payables Tables
Summary of convertible notes
	December 31,
	2013	2012
Principal balance	$16,478,454	$9,057,003
Accrued interest	3,555,745	1,514,024
	20,034,199	10,571,027
Less discounts	(1,048,643)	(1,794,796)
	18,985,556	8,776,231

Summary of other debt
Notes issued to private investorsat interest rates ranging from 12% to 15%.	887,850	746,600

Notes issued to officers and directors at interest rates ranging from 12% to 15%.	200,000	400,000

Short term advances provided by private, non-institutional third parties with no specific interest or repayment terms. These notes are used for short term working capital needs and are intended to be repaid within one year. The Company is delinquent on certain payments due on these obligations.	2,468,889	2,324,914

Short term advances provided by officer and directors with no specific interest or repayment terms. These notes are used for short term working capital needs and are intended to be repaid within one year. The Company is delinquent on certain payments due on these obligations.	727,106	691,606

Secured note used for equipment acquisition and accrues interests at 9% per annum. The Company is delinquent on payments due on these obligations	674,362	546,536

Secured note used for equipment acquisition and accrues interests at 10.5% per annum. The Company is delinquent on certain payments due on these obligations	4,412,535	6,436,181

Secured note used for construction and accrues interests at 18% per annum. The Company is delinquent on certain payments due on these obligations	2,339,995	—

Secured note used for vehicle acquisition and accrues interests at 18% per annum. Renegotiated and paid off in 2014	96,944	115,850
Total	$30,793,237	$20,037,918
Accrued interest	(3,555,745)	(1,514,024)

Total Short Term Notes Payables	27,737,492	18,523,894